(Loss)/ Earnings Per Share (Details) (USD $)	0 Months Ended	12 Months Ended
	May 05, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Numerator for basic (loss)/earnings per share		$ 9,430,000		$ 8,121,000		$ (17,053,000)
Accretion of redeemable convertible preferred shares		0	[1]	0	[1]	0	[1]
Beneficial conversion feature of redeemable convertible preferred shares		0	[1]	89,000	[1]	0	[1]
Allocation of net income to participating preferred shareholders		0		100,000		0
Numerator for diluted (loss)/earnings per share		$ 9,430,000		$ 8,310,000		$ (17,053,000)
Convertible Preferred Shares [Member]
Antidilutive securities and issuance of ADS
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share		0		27,649,375		90,460,988
Share Options and Restricted Shares [Member]
Antidilutive securities and issuance of ADS
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share		0		0		17,099,899
Class A and Class B Common Share [Member]
Denominator:
Weighted average number of shares outstanding-basic		235,257,651		173,373,462		49,683,230
Dilutive effect of convertible preferred shares		0	[1]	11,295,890	[1]	0	[1]
Dilutive effect of share options and restricted shares		20,464,900	[1]	8,868,622	[1]	0	[1]
Weighted-average number of shares outstanding, diluted		255,722,551		193,537,974		49,683,230
Net (loss)/earnings per share
Basic net (loss)/earnings per share		$ 0.04	[2]	$ 0.05	[2]	$ (0.34)	[2]
Diluted net (loss)/earnings per share		$ 0.04	[2]	$ 0.04	[2]	$ (0.34)	[2]
ADS [Member]
Denominator:
Weighted average number of shares outstanding-basic		47,051,530		34,674,692		9,936,646
Weighted-average number of shares outstanding, diluted		51,144,510		38,707,594		9,936,646
Net (loss)/earnings per share
Basic net (loss)/earnings per share		$ 0.20	[3]	$ 0.23	[3]	$ (1.72)	[3]
Diluted net (loss)/earnings per share		$ 0.18	[3]	$ 0.21	[3]	$ (1.72)	[3]
Antidilutive securities and issuance of ADS
Number of shares, new issues	7,750,000
Public offering price per ADS	$ 11.50
Class A Common Shares [Member]
Antidilutive securities and issuance of ADS
Common shares per ADS	5

[1]	The potentially dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include convertible preferred shares of 90,460,988, 27,649,375 and nil, respectively, and share options and restricted shares of 17,099,899, nil and nil, respectively, for the years ended December 31, 2010, 2011 and 2012.
[2]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.
[3]	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares ("ADSs") at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.